Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,114	$ 7,774	$ 7,241
Change in allowance for credit loss	120	(13)	(417)
Inventory write-down	548	675	576
Depreciation and amortization	1,092	1,285	1,206
Amortization of right-of-use assets	1,290	1,249	1,190
Loss on the disposal of property and equipment	171	195	6
Unrealized exchange losses	660
Fair value loss (gain) on derivative instruments	(2,233)	547	1,738
Deferred income tax expenses	(492)	(246)	(93)
Accounts receivable	(1,025)	(6,386)	1,934
Inventories	(3,584)	2,826	1,688
Prepaid expenses and other current assets	(6,632)	1,581	(1,689)
Other non-current assets	108	93	(104)
Accounts payable	3,022	5,233	(3,914)
Bank acceptance notes payable	473	1,417	247
Amount due to related parties	(105)	260
Accrued expenses and other current liabilities	(1,542)	1,558	(254)
Operating lease liabilities	(1,427)	(1,219)	(1,217)
Taxes payable	296	1,066	(686)
Net cash provided by (used in) operating activities	(2,146)	17,895	7,452
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of property, plant and equipment	(1,128)	(995)	(1,178)
Purchase of short-term investments	(6,464)
Purchase of long-term investments	(10,293)
Proceeds from disposal of property, plant and equipment	2	8
Net cash used in investing activities	(17,883)	(987)	(1,178)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	30,721	31,991	32,140
Repayments of bank loans	(33,132)	(36,241)	(27,653)
Net proceeds from initial public offering	4,305
Payments of offering costs	(417)	(479)	(100)
Net cash provided by (used in) financing activities	1,477	(4,729)	4,387
Effect of exchange rate changes	272	(711)	882
Net increase (decrease) in cash and cash equivalents and restricted cash	(18,280)	11,468	11,543
Cash and cash equivalents and restricted cash, at beginning of year	64,166	52,698	41,155
Cash and cash equivalents and restricted cash, at end of year	45,886	64,166	52,698
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax	553	120	366
Cash paid for interest	1,001	1,273	1,496
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 2,686	$ 105	$ 374